Cover	Jan. 29, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2020
Entity File Number	0-32259
Entity Registrant Name	ALIGN TECHNOLOGY INC
Entity Central Index Key	0001097149
Entity Tax Identification Number	94-3267295
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2820 Orchard Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	470-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ALGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false